Pensions and Other Postretirement Benefits (Foreign Currency Risk Exposure) (Details) - Pension Plan [Member]	12 Months Ended
Dec. 31, 2022
Canadian Dollar [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	57.00%
U.S. Dollar [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	28.00%
European Currencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	8.00%
Japanese Yen [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	2.00%
Various Other Currencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	5.00%